Revenue - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Revenue
Deferred revenue-current	$ 50,071	$ 57,639
Total deferred revenue	98,503	127,119	$ 127,100
Estimated deferred revenue
Not later than 1 year	50,071	57,639
Between 1 to 2 years	39,288	32,797
Between 2 to 3 years	4,084	30,918
Between 3 to 4 years	1,095	844
Later than 4 years	3,965	4,921
Total deferred revenue	98,503	127,119	$ 127,100
Deferred revenue recognized	42,100
Oncology/Immunology segment
Revenue
Deferred revenue-current	50,007	57,566
Deferred revenue-noncurrent	48,432	69,480
Other Ventures segment
Revenue
Deferred revenue-current	$ 64	$ 73